INVESTMENTS - Disclosure of detailed information about investment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [Abstract]
Balance, beginning of period	$ 77,229	$ 77,229
Additions	7,737,627	0
Unrealized gain	322,087	0
Balance, end of period	$ 8,136,943	$ 77,229